BASIS OF PREPARATION (Tables)	3 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF WHOLLY OWNED SUBSIDIARIES

The condensed consolidated interim financial statements include the accounts and results of operations of the Company and its wholly owned subsidiaries listed in the following table:

Name of Subsidiary	Place of Incorporation	Ownership Interest
Draganfly Innovations Inc. (DII)	Canada	100%
Draganfly Innovations USA, Inc. (DI USA)	US	100%
Dronelogics Systems Inc. (“Dronelogics”)	Canada	100%

SCHEDULE OF RECLASSIFICATION

	March 31, 2025
	Before	Adjustment	After
Professional fees	$790,177	$(375,057)	$415,120
Office and miscellaneous	$537,689	$166,830	$704,519
Employee and management expenses	$1,641,319	$208,227	$1,849,546